INCOME TAXES - Disclosure of detailed information about deductible temporary differences for which no deferred tax assets (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 89,096,000	$ 37,761,000
Non-capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	13,755,000	7,378,000
Exploration and evaluation assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	67,995,000	28,112,000
Financing fees [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	6,813,000	2,132,000
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 533,000	$ 139,000